Other non-current assets, net (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Other Assets, Noncurrent	$ 3,611,822	$ 3,640,311
Finance Liability [Member]
Amount receivable in respect of finance leases	2,880,000	2,880,000
Equipment, fixtures & fittings	$ 731,822	$ 760,311